Vessels, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 M/T Aristarchos (renamed M/T Aristotelis)	Dec. 31, 2013 M/T Agamemnon II	Sep. 11, 2013 Anax Container Carrier S.A.	Sep. 11, 2013 Thiseas Container Carrier S.A.	Sep. 11, 2013 Cronus Container Carrier S.A.	Mar. 20, 2013 Hercules Container Carrier S.A.	Mar. 27, 2013 Iason Container Carrier S.A.	Dec. 22, 2012 M/V Agamemnon	Dec. 22, 2012 M/V Archimidis	Dec. 22, 2012 M/T Achilleas and M/T Alexander the Great	Dec. 31, 2012 M/T Aristofanis	Dec. 31, 2012 M/T Attikos
Property Plant And Equipment
Fair value of vessels acquired						$ 54,000	$ 54,000	$ 54,000	$ 54,000	$ 54,000	$ 68,000	$ 65,000
Fair value of vessels disposed													137,750
Date of vessel acquisition / sale				Nov. 28, 2013	Nov. 05, 2013									Apr. 04, 2012	Feb. 14, 2012
DWT				51,604	51,238									12,000	12,000
Year built				2013	2008									2005	2005
Initial acquisition expenses				111
Vessels' impairment charge	0	43,178	0										43,178
Unpaid expenses related to the sale of vessel					343
Vessel improvement costs capitalized		105
Net proceeds from sale of vessel	32,192	21,299	0		32,192									9,867	9,807
Gain / (loss) on sale of vessel	(7,073)	1,296	0		(7,073)									353	943
Vessel carrying value	1,176,819	959,550	1,073,986		38,923								180,928	9,514	8,864
Purchase price				$ 38,141